(Loss)/income Per Share (Tables)	12 Months Ended
Dec. 31, 2024
(Loss)/income Per Share
Schedule of computation of basic and diluted net loss per share

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$ (Note 2(d))
Numerator:
Net (loss)/income attributable to Tuniu Corporation	(193,382)	(99,291)	77,174	10,573
Numerator for basic and diluted net (loss)/income per share	(193,382)	(99,291)	77,174	10,573
Denominator:
Weighted average number of ordinary shares outstanding - basic	371,208,209	371,453,164	361,482,355	361,482,355
Weighted average number of ordinary shares outstanding - diluted	371,208,209	371,453,164	363,718,947	363,718,947
(Loss)/income per share - basic and diluted	(0.52)	(0.27)	0.21	0.03